SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Merchandise	$ 1,360	$ 847
Raw materials and consumable supplies	13,631	12,819
Finished Goods	5,617	1,558
Total	$ 20,608	$ 15,224